Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Popular Income Plus Fund, Inc.
Entity Central Index Key	0001862971
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000232090
Shareholder Report [Line Items]
Fund Name	POPULAR INCOME PLUS FUND, INC.
Class Name	CLASS A
Trading Symbol	IPLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Popular Income Plus Fund, Inc. - Class A Shares for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.popularfunds.com/income-plus-fund. You can also request this information by contacting us at 787-758-7400.
Additional Information Phone Number	787-758-7400
Additional Information Website	https://www.popularfunds.com/income-plus-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment (annualized)
Class A Shares	$581	5.81%

Expenses Paid, Amount	$ 581
Expense Ratio, Percent	5.81%
Factors Affecting Performance [Text Block]

How did the Fund perform during the last twelve months?

During the twelve-month period ended on June 30, 2025, the Popular Income Plus, Inc. (the “Fund”) Class A shares delivered a total return of 1.97%. The Fund’s positive performance was primarily attributable to the returns of the portfolio positions and overall price appreciation of U.S. bonds. Over the period, the 10-year U.S. Treasury yield decreased by 17 bps from 4.40% to 4.23%.

The Fund’s results were partially offset by declines in the prices of Puerto Rico Municipal bonds held within the portfolio, as well as the impact of Fund expenses. As a result, performance trailed the primary benchmark for the period.

For the reporting period, the NAV of Class A shares increased by $0.01, from $3.31 to $3.32 and dividends of $0.05496 per share were paid. It is important to emphasize that the benchmark index does not have any expenses. The Fund declares monthly dividends and returns are shown before taxes without any tax advantage on dividends paid.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Class A Shares - without sales charge	Class A Shares - with sales charge	Bloomberg US Aggregate Bond Index
05/21	$10,000	$9,755	$10,000
06/21	$10,076	$9,829	$10,105
12/21	$10,152	$9,903	$10,112
06/22	$9,017	$8,796	$9,065
12/22	$8,637	$8,425	$8,796
06/23	$8,858	$8,641	$8,980
12/23	$9,174	$8,949	$9,282
06/24	$9,067	$8,845	$9,216
12/24	$9,086	$8,863	$9,398
06/25	$9,245	$9,019	$9,776

Average Annual Return [Table Text Block]

Average Annual Total Returns as of June 30, 2025

Popular Income Plus Fund, Inc.	1 Year	Since Inception
Class A Shares - without sales charge (Incep. May 21, 2021)	1.97%	-1.89%
Class A Shares - with sales charge	-0.44%	-2.48%
Bloomberg US Aggregate Bond Index	6.08%	-0.55%

Performance data quoted represents past performance and does not guarantee future results.

The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund since the effective date of the Fund's registration statement, which occurred on May 21, 2021. This graph assumes reinvestment of all dividends and capital gains. The returns shown in the table are total returns, which assume the reinvestment of dividends and capital gains.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	May 21, 2021
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 19,624,218
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 160,140
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of June 30, 2025

  Total Net Assets$19,624,218
  # of Portfolio Holdings45
  Portfolio Turnover Rate4%
  Advisory Fees Paid During Reporting Period$160,140
  Total Assets$28,338,416
  Leverage$(8,499,598)

Holdings [Text Block]

Maturity Weightings

(% of Total Investments)

Value	Value
> 10 Years	84.2%
5-10 Years	11.6%
3-5 Years	2.2%
1-3 Years	1.5%
< 1 Year	0.5%

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025

(% of Net Assets)

Top 10	Top 10
Ginnie Mae I Pool 09/15/2039	16.72%
Ginnie Mae I Pool 03/15/2040	12.26%
Ginnie Mae I Pool 07/15/2039	9.48%
Fannie Mae Pool 08/01/2039	9.42%
Fannie Mae Pool 01/01/2036	8.39%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058	6.41%
Fannie Mae Pool 03/01/2034	6.04%
Freddie Mac Gold Pool 01/01/2036	5.77%
Constellation Energy Generation LLC 10/01/2039	5.44%
Ginnie Mae I Pool 02/15/2039	5.12%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
C000232088
Shareholder Report [Line Items]
Fund Name	POPULAR INCOME PLUS FUND, INC.
Class Name	CLASS C
Trading Symbol	IPLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Popular Income Plus Fund, Inc. - Class C Shares for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.popularfunds.com/income-plus-fund. You can also request this information by contacting us at 787-758-7400.
Additional Information Phone Number	787-758-7400
Additional Information Website	https://www.popularfunds.com/income-plus-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment (annualized)
Class C Shares	$657	6.57%

Expenses Paid, Amount	$ 657
Expense Ratio, Percent	6.57%
Factors Affecting Performance [Text Block]

How did the Fund perform during the last twelve months?

During the twelve-month period ended on June 30, 2025, the Popular Income Plus, Inc. (the “Fund”) Class C shares posted a return of 1.21%. The Fund’s positive performance was primarily attributable to the returns of the portfolio positions and overall price appreciation of U.S. bonds. Over the period, the 10-year U.S. Treasury yield decreased by 17 bps from 4.40% to 4.23%.

The Fund’s results were partially offset by declines in the prices of Puerto Rico Municipal bonds held within the portfolio, as well as the impact of Fund expenses. As a result, performance trailed the primary benchmark for the period.

For the reporting period, the NAV of Class A shares decreased by $0.01, from $3.30 to $3.31 and dividends of $0.03 per share were paid. It is important to emphasize that the benchmark index does not have any expenses. The Fund declares monthly dividends and returns are shown before taxes without any tax advantage on dividends paid.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Class C Shares - without sales charge	Class C Shares - with sales charge	Bloomberg US Aggregate Bond Index
05/21	$10,000	$10,000	$10,000
06/21	$10,073	$10,073	$10,105
12/21	$10,092	$10,092	$10,112
06/22	$9,009	$9,009	$9,065
12/22	$8,608	$8,608	$8,796
06/23	$8,715	$8,715	$8,980
12/23	$8,991	$8,991	$9,282
06/24	$8,853	$8,853	$9,216
12/24	$8,839	$8,839	$9,398
06/25	$8,961	$8,961	$9,776

Average Annual Return [Table Text Block]

Average Annual Total Returns as of June 30, 2025

Popular Income Plus Fund, Inc.	1 Year	Since Inception
Class C Shares - without sales charge (Incep. May 21, 2021)	1.21%	-2.64%
Class C Shares - with sales charge	0.21%	-2.64%
Bloomberg US Aggregate Bond Index	6.08%	-0.55%

Performance data quoted represents past performance and does not guarantee future results.

The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund since the effective date of the Fund's registration statement, which occurred on May 21, 2021. This graph assumes reinvestment of all dividends and capital gains. The returns shown in the table are total returns, which assume the reinvestment of dividends and capital gains.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	May 21, 2021
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 19,624,218
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 160,140
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of June 30, 2025

  Total Net Assets$19,624,218
  # of Portfolio Holdings45
  Portfolio Turnover Rate4%
  Advisory Fees Paid During Reporting Period$160,140
  Total Assets$28,338,416
  Leverage$(8,499,598)

Holdings [Text Block]

Maturity Weightings

(% of Total Investments)

Value	Value
> 10 Years	84.2%
5-10 Years	11.6%
3-5 Years	2.2%
1-3 Years	1.5%
< 1 Year	0.5%

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2025

(% of Net Assets)

Top 10	Top 10
Ginnie Mae I Pool 09/15/2039	16.72%
Ginnie Mae I Pool 03/15/2040	12.26%
Ginnie Mae I Pool 07/15/2039	9.48%
Fannie Mae Pool 08/01/2039	9.42%
Fannie Mae Pool 01/01/2036	8.39%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058	6.41%
Fannie Mae Pool 03/01/2034	6.04%
Freddie Mac Gold Pool 01/01/2036	5.77%
Constellation Energy Generation LLC 10/01/2039	5.44%
Ginnie Mae I Pool 02/15/2039	5.12%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.